Consolidated Statements of Comprehensive Income $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 MXN ($) $ / shares	Dec. 31, 2017 MXN ($) $ / shares
Operating revenues:
Service revenues	$ 834,365,232	$ 44,275	$ 863,647,642	$ 878,411,323
Sales of equipment	172,982,637	9,179	174,560,039	143,222,212
Operating revenues	1,007,347,869	53,454	1,038,207,681	1,021,633,535
Operating costs and expenses:
Cost of sales and services	471,736,157	25,032	508,822,430	496,335,746
Commercial, administrative and general expenses	215,993,865	11,461	227,192,478	240,634,431
Other expenses	5,862,102	311	6,923,022	24,345,113
Depreciation and amortization	158,915,210	8,433	155,712,580	160,174,942
Operating costs and expenses	852,507,334	45,237	898,650,510	921,490,232
Operating income	154,840,535	8,217	139,557,171	100,143,303
Interest income	6,284,672	333	10,646,169	2,925,648
Interest expense	(37,911,339)	(2,012)	(31,771,433)	(30,300,781)
Foreign currency exchange (loss) gain, net	5,226,071	277	(7,261,956)	(13,818,951)
Valuation of derivatives, interest cost from labor obligations and other financial items, net	(7,075,342)	(375)	(10,176,316)	(1,943,760)
Equity interest in net result of associated companies	(17,609)	(1)	267	91,385
Profit before income tax	121,346,988	6,439	100,993,902	57,096,844
Income tax	51,033,533	2,708	46,477,079	24,941,511
Net profit for the year	70,313,455	3,731	54,516,823	32,155,333
Net profit for the year attributable to:
Equity holders of the parent	67,730,891	3,594	52,566,197	29,325,921
Non-controlling interests	2,582,564	137	1,950,626	2,829,412
Net profit for the year	$ 70,313,455	$ 3,731	$ 54,516,823	$ 32,155,333
Basic and diluted earnings per share attributable to equity holders of the parent | (per share)	$ 1.03	$ 0.05	$ 0.79	$ 0.44
Net other comprehensive (loss) income that may be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities	$ (35,536,252)	$ (1,886)	$ (64,314,032)	$ (18,309,877)
Effect of fair value of derivatives, net of deferred taxes				12,292
Items that will not be reclassified to (loss) or profit in subsequent years:
Re-measurement of defined benefit plan, net of deferred taxes	(29,535,672)	(1,567)	757,278	(7,046,089)
Unrealized gain (loss) on equity investments at fair value, net of deferred taxes	883,408	47	(3,765,688)	622,424
Total other comprehensive loss items for the year, net of deferred taxes	(64,188,516)	(3,406)	(67,322,442)	(24,721,250)
Total comprehensive income (loss) for the year	6,124,939	325	(12,805,619)	7,434,083
Comprehensive income (loss) for the year attributable to:
Equity holders of the parent	5,450,679	289	(11,770,227)	1,201,698
Non-controlling interests	674,260	36	(1,035,392)	6,232,385
Total comprehensive income (loss) for the year	$ 6,124,939	$ 325	$ (12,805,619)	$ 7,434,083